GENERAL (Schedule of Statements of Income and Balance Sheets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018 [1]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenue		$ 301	$ 794
Cost of revenues		255	1,034
Gross profit (loss)		46	(240)
Operating expenses (income)	(58)	(9)	310
Operating loss (income)	(58)	(55)	550
Financial income, net	21	2	16
Gain on disposal of the discontinued operations			250
Total net loss (income) from discontinued operations	(37)	(57)	$ 284
Cash and cash equivalents	176	170
Property and equipment, net	2	2
Total assets of discontinued operations	178	172
Trade payables	334	337
Accrued expenses and other liabilities	162	179
Total liabilities of discontinued operations	$ 496	$ 516

[1]	Represent the results of the discontinued operations until their disposal.